Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Text Block1 [Abstract]
Accumulated Other Comprehensive Income

NOTE 19. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2018	$616,363	$(454,349)	$—	$162,014
Other comprehensive income (loss)	(106,781)	79,022	—	(27,759)
December 31, 2019	509,582	(375,327)	—	134,255
Other comprehensive income (loss)	(25,925)	23,853	5,398	3,326
December 31, 2020	$483,657	$(351,474)	$5,398	$137,581